Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of the Timing of Revenue Recognition	A summary of estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied as of March 31, 2021, follows:

(in millions)	Remainder of 2021	2022	2023	2024	2025	2026	Thereafter
Extended service warranties	$17.5	$22.1	$20.9	$19.9	$19.0	$18.0	$143.5

Change in Contract Liabilities	A summary of the change in contract liabilities for the three months ended March 31, follows:

(in millions)	2021	2020
Balance as of January 1	$268.3	$247.4
Revenue recognized	(15.2)	(13.3)
Revenue deferred	17.9	20.1
Balance as of March 31	$271.0	$254.2

Schedule of Change in Contract Assets	A summary of the change in contract assets for the three months ended March 31, follows:

(in millions)	2021	2020
Balance as of January 1	$84.5	$100.5
Balance as of March 31	77.1	103.6
Change in contract assets	$(7.4)	$3.1

Reconciliation of Disaggregated Revenue
A summary of revenues disaggregated by major end-market industries and reconciliation of disaggregated revenue by segment follows:

	Three Months Ended March 31, 2021
(in millions)	CCM	CIT	CFT	Total
General construction	$674.1	$—	$—	$674.1
Aerospace	—	65.9	—	65.9
Medical	—	55.2	—	55.2
Transportation	—	—	33.8	33.8
Heavy equipment	20.3	—	—	20.3
General industrial and other	24.9	34.7	32.0	91.6
Total revenues	$719.3	$155.8	$65.8	$940.9

	Three Months Ended March 31, 2020
(in millions)	CCM	CIT	CFT	Total
General construction	$635.8	$—	$—	$635.8
Aerospace	—	136.7	—	136.7
Medical	—	48.2	—	48.2
Transportation	—	—	35.3	35.3
Heavy equipment	21.5	—	—	21.5
General industrial and other	19.1	39.6	23.0	81.7
Total revenues	$676.4	$224.5	$58.3	$959.2
Revenues by Geographic Area
A summary of revenues based on the country to which the product was delivered and reconciliation of disaggregated revenue by segment follows:

	Three Months Ended March 31, 2021
(in millions)	CCM	CIT	CFT	Total
United States	$626.3	$111.5	$30.6	$768.4
International:
Europe	60.6	14.4	12.5	87.5
Asia	3.9	20.6	19.2	43.7
North America (excluding U.S.)	23.6	4.5	2.5	30.6
Middle East and Africa	3.4	2.6	0.4	6.4
Other	1.5	2.2	0.6	4.3
Total international	93.0	44.3	35.2	172.5
Total revenues	$719.3	$155.8	$65.8	$940.9

	Three Months Ended March 31, 2020
(in millions)	CCM	CIT	CFT	Total
United States	$596.9	$161.4	$28.3	$786.6
International:
Europe	51.1	19.3	10.4	80.8
Asia	3.3	18.4	16.9	38.6
North America (excluding U.S.)	19.6	12.4	2.0	34.0
Middle East and Africa	3.9	4.9	0.5	9.3
Other	1.6	8.1	0.2	9.9
Total international	79.5	63.1	30.0	172.6
Total revenues	$676.4	$224.5	$58.3	$959.2